UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2006

Date of Reporting Period: January 31, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES–92.2%
	Alabama–3.6%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$ 2,628,725
9,900	Daphne Special Care Facs. Financing Auth. Rev., zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	8,875,251
8,000	Huntsville Health Care Auth. Rev., 5.75%, 6/1/31, Ser. A	A2/NR	8,423,280
			19,927,256
	Alaska–1.1%
6,000	Northern Tobacco Securitization Corp. Rev., 5.50%, 6/1/29	Baa3/BBB	6,079,560
	Arizona–1.0%
2,000	Apache Cnty. Industrial Dev. Auth., Pollution Control Rev., Tuscon Electric Power Co., 5.875%, 3/1/33, Ser. B	Ba1/B+	2,000,100
3,500	Salt River Project Agricultural Improvement & Power Dist. Rev., 4.75%, 1/1/35, Ser. A	Aa2/AA	3,549,630
			5,549,730
	California–3.8%
10,000	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., GO, 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,264,200
10,000	Riverside Cnty. Public Financing Auth., Tax Allocation, 4.50%, 10/1/30, Ser. A (XLCA)	Aaa/AAA	9,695,000
			20,959,200
	Colorado–2.3%
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A,
2,000	5.375%, 12/1/28	Baa3/BBB	2,009,780
1,000	6.00%, 12/1/23	Baa3/BBB	1,065,000
12,400	Health Facs. Auth. Retirement Facs. Rev., zero coupon, 7/15/24	NR/AAA	5,252,888
4,965	Northwest Parkway Public Highway Auth. Rev., 7.125%, 6/15/41, Ser. D	B3/CCC	4,653,297
			12,980,965
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,057,930
	District of Columbia–1.1%
5,610	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,948,003
	Florida–1.8%
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 6.00%, 11/15/31, Ser. A	A2/A+	9,730,440
	Georgia–2.0%
	Municipal Electric Auth. Power Rev., Ser. Z (MBIA-IBC),
9,700	5.50%, 1/1/20	Aaa/AAA	10,804,248
300	5.50%, 1/1/20, (Pre-refunded @ $100, 1/1/13) (a)	NR/AAA	336,408
			11,140,656

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Illinois–12.0%
	Chicago, GO, Ser. A (FGIC),
$2,935	5.375%, 1/1/34	Aaa/AAA	$ 3,088,295
6,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (a)	Aaa/AAA	6,541,230
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	2,882,573
2,000	Chicago Water Rev., 5.25%, 11/1/27, (Pre-refunded @ $102, 11/1/07) (FGIC) (a)	Aaa/AAA	2,106,060
1,115	Educational Facs. Auth. Rev.,
	Midwestern Univ., 5.50%, 5/15/18, Ser. B	NR/A−	1,155,318
	Univ. of Chicago,
190	5.25%, 7/1/41	Aa1/AA	199,796
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	5,244,213
	Finance Auth. Rev. (a),
5,000	5.50%, 11/15/29, (Pre-refunded @ $101, 11/15/09)	A2/A+	5,396,900
1,260	5.65%, 11/15/24, (Pre-refunded @ $101, 11/15/09)	A2/A+	1,366,659
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,139,590
5,425	Silver Cross Hospital, 5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (a)	NR/A	5,841,857
	Lake Cnty. Community High School Dist., GO, Ser. B (FGIC),
5,000	zero coupon, 2/1/19	Aaa/AAA	2,840,200
5,000	zero coupon, 2/1/20	Aaa/AAA	2,700,700
5,690	zero coupon, 2/1/22	Aaa/AAA	2,775,070
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,531,438
3,000	State Sales Tax Rev., 5.125%, 6/15/20, Ser. 1	Aa3/AAA	3,177,750
5,000	Univ. Rev., 5.25%, 4/1/32, Ser. B (FGIC)	Aaa/AAA	5,205,750
4,000	Winnebago-Boone ETC Cntys., Rock Valley Community College Dist. No 511, GO, 5.30%, 10/1/18, (Pre-refunded @ $100, 10/1/10) (FGIC) (a)	Aaa/NR	4,222,400
			66,415,799
	Indiana–1.8%
6,500	Carmel School Building Corp. Rev., 5.00%, 7/15/22 (MBIA)	Aaa/AAA	6,776,055
1,225	Richland-Bean Blossom School Building Corp. Rev., 5.00%, 1/15/22 (FGIC)	Aaa/AA−	1,269,860
1,825	Zionsville Community Schools Building Corp. Rev., 5.00%, 7/15/27, Ser. A (FSA)	NR/AAA	1,893,145
			9,939,060
	Kansas–3.7%
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,280,450
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	15,512,271
			20,792,721

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Kentucky–0.7%
$3,680	Economic Dev. Finance Auth. Hospital Facs. Rev., St. Luke's Hospital, 6.00%, 10/1/19	A3/A	$ 4,130,542
	Louisiana–6.3%
4,905	Local Gov't Environmental Facs., Community Dev. Auth. Rev., 6.55%, 9/1/25 (ACA)	NR/A	5,454,605
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	29,440,941
			34,895,546
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,194,792
	Massachusetts–1.9%
9,000	Commonwealth of Massachusetts Rev., 5.50%, 1/1/34 (FGIC)	Aaa/AAA	10,539,270
	Michigan–4.4%
	Detroit, GO, Ser. A-1 (MBIA),
1,000	5.375%, 4/1/15	Aaa/AAA	1,080,550
1,000	5.375%, 4/1/17	Aaa/AAA	1,077,910
5,650	Forest Hills Public Schools, GO, 5.25%, 5/1/18, (Pre-refunded @ $100, 5/1/10) (a)	Aa2/NR	6,041,150
3,000	Mount Clemens Community School Dist., GO, 5.00%, 5/1/31	Aa2/AA	3,081,090
50	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,630
4,000	State Hospital Finance Auth. Rev., Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,010,880
2,000	State Strategic Fund Ltd. Obligation Rev., Detrot Edison Pollution Control Co., 5.45%, 9/1/29	A3/BBB+	2,090,720
3,000	Taylor Tax Increment Finance Auth., 5.375%, 5/1/17, (FSA)	Aaa/AAA	3,225,540
6,255	Wayne Charter Cnty. Airport Fac. Rev., 6.75%, 12/1/15 (c)	NR/NR	3,482,659
			24,142,129
	Minnesota–0.6%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	105,557
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (a)	A2/A	3,292,963
			3,398,520
	Missouri–0.5%
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev., 6.35%, 5/1/22	NR/NR	2,550,900
	Nevada–1.4%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34, Ser. B (Pre-refunded @ $100, 7/1/11) (FGIC) (a)	Aaa/AAA	3,253,590
4,250	Truckee Meadows Water Auth. Rev., 5.25%, 7/1/34, Ser. A (FSA)	Aaa/AAA	4,424,165
			7,677,755

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	New Hampshire–0.6%
$3,000	State Business Finance Auth. Pollution Control Rev., Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	$ 3,185,550
	New Jersey–4.0%
	Camden Cnty. Improvement Auth. Rev., Cooper Health System,
240	5.60%, 2/15/07	Baa3/BBB	241,068
875	6.00%, 2/15/27, Ser. A (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	915,530
16,550	Economic Dev. Auth., Kapkowski Landfill Project, 5.75%, 4/1/31	Baa3/NR	17,858,774
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,547,826
490	5.875%, 5/15/16, Ser. A (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	535,158
			22,098,356
	New Mexico–0.5%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	2,529,325
	New York–1.1%
3,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/39, Ser. A	Aa2/AA+	3,086,580
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Ba2/B	2,874,684
			5,961,264
	North Carolina–0.6%
3,000	Capital Facs. Finance Agcy. Rev., Duke Univ. Project, 5.125%, 10/1/41, Ser. A	Aa1/AA+	3,098,670
	Ohio–1.2%
	Lorain Cnty. Hospital Rev., Catholic Healthcare Partners,
2,500	5.625%, 10/1/17	Aa3/AA−	2,697,450
2,565	5.75%, 10/1/18	Aa3/AA−	2,779,537
1,235	State Turnpike Commission Rev., 5.50%, 2/15/15	Aa3/AA	1,329,761
			6,806,748
	Pennsylvania–4.2%
	Allegheny Cnty.,
5,780	Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	6,827,567
1,000	Industrial Dev. Auth. Rev., USX Corp., 5.60%, 9/1/30	Baa1/BBB+	1,037,130
1,095	Port Auth. Rev., 5.25%, 3/1/20 (FGIC)	Aaa/AAA	1,168,858
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB−	2,718,093
4,610	Philadelphia Hospitals & Higher Education Facs. Hospital Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa2/BBB	4,655,132
6,200	State Higher Educational Facs. Auth. Rev., UPMC Health System, 6.00%, 1/15/31, Ser. A	Aa3/A+	6,764,758
			23,171,538
	Puerto Rico–0.3%
1,600	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	1,656,240

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Rhode Island–3.4%
$18,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	$ 18,809,280
	South Carolina–4.7%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,641,050
2,000	5.50%, 10/1/26	A2/A	2,081,600
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev., Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,129,480
15,600	Tobacco Settlement Rev., Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	17,393,064
			26,245,194
	Tennessee–1.6%
9,320	Memphis Health Educational & Housing Fac., Wesley Housing Corp. Project, 6.95%, 1/1/20 (d)	NR/NR	8,956,287
	Texas–12.1%
1,750	Austin Convention Enterprises, Inc., 5.75%, 1/1/32, Ser. B	A3/NR	1,816,465
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,152,720
2,935	Bell Cnty. Health Fac. Dev. Corp., Buckner Retirement Fac., 5.25%, 11/15/19	NR/A−	2,990,618
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29 (PSF-GTD)	NR/AAA	3,193,300
	Corpus Christi Refinance & Improvement, GO (FSA),
1,125	5.375%, 3/1/18	Aaa/AAA	1,209,319
1,740	5.375%, 3/1/18, (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	1,888,840
3,680	Duncanville Independent School Dist., GO, 5.25%, 2/15/32, Ser. B (PSF-GTD)	Aaa/AAA	3,862,013
	Harris Cnty. Health Facs. Dev. Corp. Rev. (a),
5,000	Christus Health, 5.375%, 7/1/29, Ser. A (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,366,600
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A	8,002,540
1,840	Houston, CP, 6.25%, 12/15/12, Ser. J (AMBAC)	Aaa/AAA	2,116,110
2,000	Mansfield Independent School Dist., GO, 5.25%, 2/15/23 (PSF-GTD)	Aaa/AAA	2,115,720
4,380	Southlake Park Dev. Corp. Rev., 5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC) (a)	Aaa/AAA	4,653,487
4,530	State, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,839,172
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	8,128,934
4,920	Univ. of Texas, 5.00%, 7/1/26, Ser. B	Aaa/AAA	5,160,736
7,450	Water Dev. Board Rev., 5.125%, 7/15/18	Aaa/AAA	7,566,890
			67,063,464
	Utah–1.3%
7,000	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	7,236,250

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Washington–2.3%
	Cowlitz Cnty. School Dist. No 458 Kelso, GO (FSA),
$ 910	5.625%, 12/1/14	NR/NR	$1,007,561
985	5.625%, 12/1/14, (Pre-refunded @ $100, 12/1/11) (a)	NR/NR	1,091,144
1,225	5.625%, 12/1/16, (Pre-refunded @ $100, 12/1/11) (a)	Aaa/NR	1,357,006
3,415	Kent, GO, 5.375%, 12/1/20 (MBIA)	NR/NR	3,684,751
5,420	King Cnty. School Dist. No. 1 Seattle, GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,768,777
			12,909,239
	Wisconsin–3.9%
	Badger Tobacco Asset Securitization Corp.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,303,800
9,785	6.00%, 6/1/17	Baa3/BBB	10,293,135
3,515	State, GO, 5.00%, 5/1/22, Ser. A (FGIC)	Aaa/AAA	3,693,457
2,230	State Health & Educational Facs. Auth. Rev., Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	2,285,549
			21,575,941
	Total Municipal Bonds & Notes (cost–$481,968,982)		510,354,120
VARIABLE RATE NOTES (b)(e)(f)–4.8%
	Hawaii–0.3%
1,388	City & Cnty. Of Honolulu Rev., 11.84%, 7/1/23, Ser. 400 (FGIC)	Aaa/NR	1,721,208
	Illinois–1.2%
2,902	Cook Cnty., GO, 11.92%, 11/15/28, Ser. 458 (FGIC)	Aaa/NR	3,406,113
2,765	Educational Facs. Auth. Rev., 10.504%, 7/1/38	NR/AA	3,108,910
			6,515,023
	Massachusetts–0.5%
2,000	State Health & Educational Facs. Auth. Rev., 13.688%, 7/1/32	NR/NR	2,842,900
	Nevada–0.5%
2,440	Washoe Cnty., GO, 11.939%, 1/1/35, Ser. 1241 (MBIA)	Aaa/AAA	2,912,530
	New York–0.6%
2,600	New York City Municipal Water Finance Auth. Rev., 9.845%, 6/15/26	NR/AA+	3,119,740
224	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 11.99%, 6/15/37, Ser. 1226	Aa2/NR	261,162
			3,380,902
	Texas–1.3%
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
1,720	11.653%, 2/15/26	NR/AA−	2,466,308
3,595	13.80%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	4,912,927
			7,379,235

PIMCO Municipal Income Fund   Schedule of Investments
January 31, 2006 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Washington–0.4%
$ 1,800	Seattle, GO, 12.51%, 12/15/28, Ser. 348	Aa1/NR	$ 2,005,110
	Total Variable Rate Notes (cost–$20,849,056)		26,756,908
VARIABLE RATE DEMAND NOTES (f)(g)–2.6%
	Alaska–1.7%
	Valdez Rev.,
9,100	2.97%, 2/1/06	VMIG1/A-1+	9,100,000
200	3.00%, 2/1/06	VMIG1/A-1+	200,000
			9,300,000
	California–0.1%
220	State of California, Daily Kindergarten Univ., GO, 3.07%, 2/1/06	VMIG1/A-1+	220,000
	Indiana–0.0%
100	Indiana Health Fac. Financing Auth. Rev., 3.09%, 2/1/06	VMIG1/A-1	100,000
	Michigan–0.7%
4,065	Univ. of Michigan Rev., 3.07%, 2/1/06, Ser. A	VMIG1/A-1+	4,065,000
	New York–0.1%
600	New York City Transitional Finance Auth., 3.04%, 2/1/06, Ser. 1	VMIG1/A-1+	600,000
	Total Variable Rate Demand Notes (cost–$14,285,000)		14,285,000
U.S. TREASURY BILLS (h)–0.4%
2,275	3.82%-3.90%, 3/2/06-3/16/06 (cost–$2,265,067)		2,265,066
	Total Investments before options written (cost–$519,368,105)–100.0%		553,661,094
OPTIONS WRITTEN (i)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
158	strike price $110, expires 2/24/06		(9,875)
741	strike price $111, expires 2/24/06		(11,578)
			(21,453)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
158	strike price $106, expires 2/24/06		(4,937)
741	strike price $107, expires 2/24/06		(81,047)
			(85,984)
	Total Options Written (premiums received–$600,601)		(107,437)
	Total Investments net of options written (cost–$518,767,504)–100.0%		$553,553,657

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange on each day the exchange is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Security in default.

(d)	Fair-valued security.

(e)	Residual Interest Municipal Bonds ("RIBS")/Residual Interest/Tax Exempt Bonds ("RITES") – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(f)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2006.

(g)	Maturity date shown is date of next put.

(h)	All or partial amount segregated as initial margin on futures contracts.

(i)	Non-income producing.

Glossary:

ACA – insured by American Capital Access Holding Ltd.

AMBAC – insured by American Municipal Bond Assurance Corp.

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

GTD – Guaranteed

IBC – Insurance Bond Certificate

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at January 31, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation
Long:	U.S. Treasury Bonds, March 2006	$45,700	3/22/06	$119,875
Short:	U.S. Treasury Notes 10 yr. Futures, March 2006	39,700	3/22/06	23,250
	U.S. Treasury Notes 5 yr. Futures, March 2006	(144,600)	3/22/06	1,061,906
				$1,205,031

(2)	Transactions in options written for the period ended January 31, 2006:

	Contracts	Premiums
Options outstanding, April 30, 2005	2,580	$2,313,121
Options written	9,042	4,492,641
Options expired	(4,212)	(1,996,159)
Options terminated in closing transactions	(5,612)	(4,209,002)
Options outstanding, January 31, 2006	1,798	$600,601

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 24, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2006

Exhibit 99.302 Cert.

CERTIFICATIONS

I, Brian S. Shlissel, certify that:

1.	I have reviewed this report Form N-Q of PIMCO Municipal Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the report;

3.	Based on my knowledge, the schedules on investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s control over financial reporting.

Date: March 24, 2006
Signature & Title: /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

I, Lawrence G. Altadonna, certify that:

1.	I have reviewed this report Form N-Q of PIMCO Municipal Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by the report;

3.	Based on my knowledge, the schedules on investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles:

c.	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d.	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s control over financial reporting.

Date: March 24, 2006
Signature & Title: /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer